UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2015

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 76.0%
Australia - 8.3%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	11,950,000	AUD	$10,920,814
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	9,920,000	AUD	8,943,647	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	4,540,000	AUD	4,240,166	(a)

Total Australia					24,104,627

Brazil - 3.7%
Federative Republic of Brazil, Notes	10.000%	1/1/21	10,315,000	BRL	2,867,855
Federative Republic of Brazil, Notes	10.000%	1/1/23	24,470,000	BRL	6,630,864
Federative Republic of Brazil, Notes	10.000%	1/1/25	4,280,000	BRL	1,132,049

Total Brazil					10,630,768

Hungary - 3.2%
Republic of Hungary, Bonds	7.500%	11/12/20	272,000,000	HUF	1,213,310
Republic of Hungary, Bonds	7.000%	6/24/22	390,000,000	HUF	1,741,846
Republic of Hungary, Bonds	6.000%	11/24/23	1,480,000,000	HUF	6,407,390

Total Hungary					9,362,546

Indonesia - 4.3%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	15,200,000,000	IDR	1,238,379
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	107,900,000,000	IDR	9,285,267
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	22,600,000,000	IDR	1,889,293

Total Indonesia					12,412,939

Italy - 8.0%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	13,600,000	EUR	23,027,884	(a)

Malaysia - 3.3%
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	4,715,000	MYR	1,294,222
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	30,870,000	MYR	8,120,798

Total Malaysia					9,415,020

Mexico - 13.4%
United Mexican States, Bonds	8.500%	5/31/29	170,000,000	MXN	13,492,752
United Mexican States, Bonds	8.500%	11/18/38	124,300,000	MXN	10,188,908
United Mexican States, Bonds	7.750%	11/13/42	197,300,000	MXN	15,032,427

Total Mexico					38,714,087

New Zealand - 3.6%
Government of New Zealand, Senior Bonds	5.500%	4/15/23	11,995,000	NZD	10,405,697	(a)

Norway - 2.3%
Kommunalbanken AS, Senior Notes	0.441%	2/20/18	6,584,000		6,605,530	(b)(c)

Poland - 2.3%
Republic of Poland, Bonds	4.000%	10/25/23	22,615,000	PLN	6,811,880

Portugal - 5.7%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	5,700,000	EUR	7,862,592	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.100%	4/15/37	6,095,000	EUR	8,620,017	(a)

Total Portugal					16,482,609

South Africa - 4.1%
Republic of South Africa, Bonds	6.750%	3/31/21	37,830,000	ZAR	3,027,703
Republic of South Africa, Bonds	6.500%	2/28/41	106,640,000	ZAR	7,082,957
Republic of South Africa, Bonds	8.750%	2/28/48	20,810,000	ZAR	1,783,837

Total South Africa					11,894,497

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Korea - 4.5%
Republic of Korea, Senior Bonds	5.750%	9/10/18	9,593,500,000	KRW	$9,795,470
Republic of Korea, Senior Bonds	3.375%	9/10/23	3,209,300,000	KRW	3,181,406

Total South Korea					12,976,876

United Kingdom - 9.3%
United Kingdom Gilt, Bonds	2.000%	1/22/16	13,060,000	GBP	19,631,081	(a)
United Kingdom Gilt, Bonds	3.250%	1/22/44	4,040,000	GBP	7,172,466	(a)

Total United Kingdom					26,803,547

TOTAL SOVEREIGN BONDS (Cost - $231,533,649)					219,648,507

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
TDA CAM Fondo de Titulizacion de Activos, 2008 A (Cost - $4,001,207)	0.174%	2/26/49	3,336,210	EUR	3,357,307	(a)(b)

CORPORATE BONDS & NOTES - 19.2%
FINANCIALS - 19.2%
Banks - 14.4%
ANZ New Zealand International Ltd., Senior Notes	0.776%	4/27/17	640,000		641,333	(b)(c)
Bank Nederlandse Gemeenten NV, Senior Notes	0.537%	5/15/18	10,400,000		10,467,683	(a)(b)
Commonwealth Bank of Australia, Senior Notes	0.770%	9/20/16	2,325,000		2,334,491	(b)(c)
Corporacion Andina de Fomento, Senior Notes	0.803%	1/29/18	3,545,000		3,564,210	(b)
Export-Import Bank of Korea, Senior Notes	1.003%	1/14/17	2,000,000		2,010,364	(b)
Export-Import Bank of Korea, Senior Notes	0.858%	5/12/17	5,730,000		5,730,338	(b)(c)
Export-Import Bank of Korea, Senior Notes	0.882%	8/14/17	5,735,000		5,736,158	(b)(c)
Nederlandse Waterschapsbank NV, Senior Notes	0.487%	2/14/18	8,795,000		8,843,329	(b)(c)
Shinhan Bank, Senior Notes	0.901%	4/8/17	2,195,000		2,200,885	(b)(c)

Total Banks					41,528,791

Capital Markets - 2.8%
Deutsche Bank AG, Senior Notes	0.868%	2/13/17	4,275,000		4,289,351	(b)
Macquarie Bank Ltd., Senior Notes	0.886%	10/27/17	2,290,000		2,291,388	(b)(c)
Macquarie Group Ltd., Senior Notes	1.255%	1/31/17	1,520,000		1,528,849	(b)(c)

Total Capital Markets					8,109,588

Diversified Financial Services - 2.0%
Svensk Exportkredit AB, Senior Notes	0.557%	1/23/17	3,660,000		3,677,421	(b)
Svensk Exportkredit AB, Senior Notes	0.448%	6/12/17	1,380,000		1,384,343	(b)
Svensk Exportkredit AB, Senior Notes	0.631%	11/9/17	850,000		857,463	(a)(b)

Total Diversified Financial Services					5,919,227

TOTAL CORPORATE BONDS & NOTES (Cost - $55,558,192)					55,557,606

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $291,093,048)					278,563,420

			SHARES
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $6,766,494)	0.097%		6,766,494		6,766,494

TOTAL INVESTMENTS - 98.8% (Cost - $297,859,542#)					285,329,914
Other Assets in Excess of Liabilities - 1.2%					3,589,994

TOTAL NET ASSETS - 100.0%					$288,919,908

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$219,648,507	—	$219,648,507
Collateralized mortgage obligations	—	3,357,307	—	3,357,307
Corporate bonds & notes	—	55,557,606	—	55,557,606

Total long-term investments	—	$278,563,420	—	$278,563,420

Short-term investments†	$6,766,494	—	—	6,766,494

Total investments	$6,766,494	$278,563,420	—	$285,329,914

Other financial instruments:
Forward foreign currency contracts	—	$1,244,607	—	$1,244,607

Total	$6,766,494	$279,808,027	—	$286,574,521

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$148,328	—	$148,328

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,347,584
Gross unrealized depreciation	(18,877,212)

Net unrealized depreciation	$(12,529,628)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	2,666,000,000	USD	4,286,518	HSBC Bank USA, N.A.	4/13/15	$(21,259)
USD	9,825,270	NZD	12,810,000	Citibank, N.A.	4/16/15	261,553
CLP	2,344,000,000	USD	3,710,035	HSBC Bank USA, N.A.	5/8/15	32,226
USD	11,055,321	EUR	9,710,000	Citibank, N.A.	5/12/15	609,146
USD	839,987	EUR	750,000	JP Morgan Chase & Co.	5/12/15	33,125
KRW	9,940,000,000	USD	9,003,786	Barclay Bank PLC	5/13/15	(56,295)
KRW	3,960,000,000	USD	3,581,280	Barclay Bank PLC	5/13/15	(16,685)
USD	11,876,138	KRW	13,040,000,000	Barclay Bank PLC	5/13/15	138,181
USD	773,034	KRW	860,000,000	Barclay Bank PLC	5/13/15	(1,095)
AUD	1,600,000	USD	1,253,552	Morgan Stanley & Co. Inc.	5/14/15	(37,831)
USD	1,245,600	AUD	1,600,000	Morgan Stanley & Co. Inc.	5/14/15	29,879
CLP	4,502,000,000	USD	7,100,946	HSBC Bank USA, N.A.	5/29/15	71,033
INR	860,000,000	USD	13,523,076	Barclays Bank PLC	6/17/15	10,450
CLP	1,149,000,000	USD	1,834,438	HSBC Bank USA, N.A.	6/22/15	(7,767)
CLP	474,000,000	USD	760,957	HSBC Bank USA, N.A.	6/22/15	(7,396)
CLP	2,348,000,000	USD	3,663,027	HSBC Bank USA, N.A.	7/24/15	59,014

Total						$1,096,279

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
INR	— Indian Rupee
KRW	— South Korean Won
NZD	— New Zealand Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015